Note Payable (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Apr. 30, 2021
Debt Disclosure [Abstract]
Note payable	$ 29,088
Outstanding principal rate	1.00%
Paycheck protection program term	2 years
Other income		$ 29,088